American Century Investments®
Quarterly Portfolio Holdings
Non-U.S. Intrinsic Value Fund
February 28, 2023

Non-U.S. Intrinsic Value - Schedule of Investments
FEBRUARY 28, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Belgium — 2.0%
UCB SA	133,428	11,470,573
Brazil — 7.5%
Banco Bradesco SA	6,396,426	14,257,856
Banco do Brasil SA	1,608,400	12,402,202
TIM SA	6,656,600	15,638,804
		42,298,862
Canada — 5.0%
ERO Copper Corp.(1)	850,920	13,345,319
Linamar Corp.	280,742	15,276,727
		28,622,046
China — 10.6%
Alibaba Group Holding Ltd.(1)	1,169,000	12,848,996
Autohome, Inc., ADR	293,365	8,947,632
Baidu, Inc., Class A(1)	805,500	13,849,212
JD.com, Inc., Class A	297,614	6,615,936
Meituan, Class B(1)	41,050	712,420
Tencent Holdings Ltd.	388,000	17,044,217
		60,018,413
France — 11.9%
BNP Paribas SA	68,721	4,804,363
Cie de Saint-Gobain	63,275	3,759,967
Eiffage SA	102,328	11,230,404
Publicis Groupe SA	58,979	4,682,175
Rexel SA(1)	668,488	16,616,966
Sanofi	226,195	21,148,835
Sanofi, ADR	112,133	5,253,431
		67,496,141
Germany — 10.0%
Bayerische Motoren Werke AG	186,582	19,248,801
Continental AG	240,147	17,240,640
Mercedes-Benz Group AG	264,839	20,297,977
		56,787,418
Ireland — 2.7%
Smurfit Kappa Group PLC	415,912	15,516,313
Italy — 1.2%
UniCredit SpA	341,786	6,992,435
Japan — 5.0%
SUMCO Corp.	1,086,600	14,993,362
Takeda Pharmaceutical Co. Ltd.	398,000	12,268,061
Yamazen Corp.	160,500	1,233,926
		28,495,349
Netherlands — 2.7%
Aegon NV	744,324	3,872,893
Signify NV	330,865	11,464,485
		15,337,378
Russia†(2)
MMC Norilsk Nickel PJSC	76,933	—
South Korea — 4.7%
Hyundai Mobis Co. Ltd.	83,097	13,347,358

Samsung Electronics Co. Ltd.	289,543	13,248,008
		26,595,366
Spain — 2.2%
Banco Bilbao Vizcaya Argentaria SA	1,629,585	12,666,809
Switzerland — 5.1%
Adecco Group AG	521,490	18,594,392
Novartis AG	122,170	10,281,841
		28,876,233
United Kingdom — 28.5%
ASOS PLC(1)	769,516	8,043,838
AstraZeneca PLC, ADR	379,430	24,731,247
Barclays PLC	8,714,405	18,287,935
Barratt Developments PLC	2,579,236	14,501,689
GSK PLC	1,456,935	24,958,631
Hikma Pharmaceuticals PLC	589,865	12,306,724
IMI PLC	350,099	6,546,228
Kingfisher PLC	2,552,599	8,827,798
Standard Chartered PLC	1,195,456	11,311,639
Taylor Wimpey PLC	10,123,365	14,974,856
WPP PLC	1,442,213	17,738,029
		162,228,614
TOTAL COMMON STOCKS (Cost $540,680,047)		563,401,950
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,384	1,384
Repurchase Agreements — 0.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 4.375%, 12/15/24 - 11/15/39, valued at $138,585), in a joint trading account at 4.44%, dated 2/28/23, due 3/1/23 (Delivery value $136,101)		136,084
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 11/30/2029, valued at $431,464), at 4.53%, dated 2/28/23, due 3/1/23 (Delivery value $423,053)		423,000
		559,084
TOTAL SHORT-TERM INVESTMENTS (Cost $560,468)		560,468
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $541,240,515)		563,962,418
OTHER ASSETS AND LIABILITIES — 0.8%		4,526,829
TOTAL NET ASSETS — 100.0%		$568,489,247

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	26.8%
Health Care	21.5%
Financials	14.9%
Communication Services	13.7%
Industrials	12.3%
Materials	5.0%
Information Technology	4.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.8%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security may be subject to resale, redemption or transferability restrictions.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$8,947,632	$51,070,781	—
France	5,253,431	62,242,710	—
Russia	—	—	—
United Kingdom	24,731,247	137,497,367	—
Other Countries	—	273,658,782	—
Short-Term Investments	1,384	559,084	—
	$38,933,694	$525,028,724	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.